EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2013

The following replaces information about Kwang Kim, Gerald I. Moore, G. R. Nelson and Lewis R. Piantedosi in the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Lewis R. Piantedosi*
Registered Investment Companies	4	$9,240.8	0	$0
Other Pooled Investment Vehicles	12	$6,178.5(4)	0	$0
Other Accounts	11(2)	$266.6	0	$0
Yana S. Barton*
Registered Investment Companies	3	$8,828.4	0	$0
Other Pooled Investment Vehicles	15	$7,484.9(5)	0	$0
Other Accounts	11(2)	$266.6	0	$0

*

As of September 30, 2013.

(2)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.  The amount of assets managed for “Other Accounts” includes assets managed on a nondiscretionary or model basis.

(4)

Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company also managed by this portfolio manager.

(5)

Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate unregistered pooled investment vehicle managed by this portfolio manager.

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2012 and in the Eaton Vance family of funds as of December 31, 2012.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
Tax-Managed Multi-Cap Growth Fund Lewis R. Piantedosi	None*	Over $1,000,000
Yana S. Barton	None*	$100,001-$500,000

*

As of September 30, 2013.

November 4, 2013